OTHER COMPERHENSIVE INCOME (LOSS) (Schedule of Accumulated Other Comprehensive Loss, Net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (6,017)
Other comprehensive loss before reclassifications	(172)
Amounts reclassified from accumulated other comprehensive income	(5)
Net current-period other comprehensive loss	(177)	$ (1,385)
Ending balance	(6,194)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(6,017)
Other comprehensive loss before reclassifications	(37)
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive loss	(37)
Ending balance	(6,054)
Unrealized losses on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance
Other comprehensive loss before reclassifications	(135)
Amounts reclassified from accumulated other comprehensive income	(5)
Net current-period other comprehensive loss	(140)
Ending balance	$ (140)